ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of subsidiaries

Name of Entity	Date of Incorporation/Acquisition	Place of Incorporation	% of Ownership	Principal Activities
Visionary Education Technology Holdings Group Inc. (“Visionary Group” or the “Company”)	August 20, 2013	Richmond Hill, Ontario	Parent	Holding company and rental business
Visionary Education Service and Management Inc. (“VESM”)	August 20, 2013	Richmond Hill, Ontario	100%	Real estate development
Farvision Education Group Inc. (“Farvision Education”)	May 14, 2020	Toronto, Ontario	100%	Education services
NeoCanaan Investment Corporation (“NeoCanaan Investment”)	May 26, 2020	Richmond Hill, Ontario	100%	rental business
Farvision Development Group Inc. (“Farvision Development”)	July 20, 2010	Scarborough, Ontario	100% by NeoCanaan Investment	Construction
Canada Animation Industry Group Inc. (“Animation Group”)	October 8, 2020	Richmond Hill, Ontario	100% by NeoCanaan Investment	Rental business
Toronto ESchool Ltd. (“Toronto ESchool”)	November 15, 2017	Toronto, Ontario	70% by Farvision Education	Online high school education
Maple Toronto Art Academy Inc. (“Art Academy”)	July 27, 2020	Toronto, Ontario	80% by Farvision Education	Arts and high school education
9651837 Canada Inc. (“Lowell Academy”)	June 12, 2021	Toronto, Ontario	70% by Farvision Education	High school education
7621531 Canada Inc. (“Conbridge College”)	September 1, 2021	Toronto, Ontario	80% by Farvision Education	Career college education
Max the Mutt Animation Inc. (“MTM Animation”)	February 28, 2022,	Toronto, Ontario	70% by Farvision Education	Animation education
13995191 Canada Inc	May 20,2022	Markham, Ontario	100%	Holding company to hold Moatfield property
Griggs International Academy China Co. Ltd. (“Griggs China”),	July 31 2022	Hong Kong, China	90% by Visionary Education Service and Management Inc.	Private K-12 education